Leases (Tables)	12 Months Ended
Apr. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense were as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Finance lease cost
Amortization of ROU assets	$1,805	$1,464	$1,605
Interest on lease liabilities	205	176	212
	2,010	1,640	1,817
Operating lease cost	48,397	47,939	46,956
Short-term lease cost	894	873	876
Variable lease cost	10,987	10,877	13,324
Gain on modification of office lease	(13,907)	—	—
Lease impairment cost	—	2,452	1,629
Sublease income	(6,215)	(4,965)	(4,359)
Total lease cost	$42,166	$58,816	$60,243

Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended April 30,
	2026	2025	2024

	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$44,012	$52,033	$51,879
Financing cash flows from finance leases	$2,071	$1,631	$1,776

ROU assets obtained in exchange for lease obligations:
Operating leases	$62,893	$27,430	$60,279
Finance leases	$3,125	$811	$906

Schedule of Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

	Year Ended April 30,
	2026	2025

	(in thousands)
Finance Leases:

Property and equipment, at cost	$9,734	$7,233
Accumulated depreciation	(5,183)	(4,210)
Property and equipment, net	$4,551	$3,023

Other accrued liabilities	$1,915	$1,369
Other liabilities	2,682	1,770
Total finance lease liabilities	$4,597	$3,139

Weighted average remaining lease terms:
Operating leases	7.9 years	7.0 years
Finance leases	2.7 years	2.6 years

Weighted average discount rate:
Operating leases	6.0%	5.9%
Finance leases	5.4%	5.7%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows:

Year Ending April 30,	Operating	Financing

	(in thousands)
2027	$38,459	$2,104
2028	38,102	1,790
2029	31,764	706
2030	24,717	268
2031	21,033	48
Thereafter	92,243	—
Total lease payments	246,318	4,916
Less: imputed interest	53,308	319
Total	$193,010	$4,597